NET INCOME PER SHARE (Details) (JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Income (Numerator)
Basic net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ 596,021	¥ 1,367,687	¥ 788,708
Effect of dilutive securities:
Plus: interest on convertible notes (in Japanese yen/dollars)		652	1,305
Diluted net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ 596,021	¥ 1,368,339	¥ 790,013
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income attributable to UBIC, Inc. shareholders (in shares)	3,158,422	2,656,165	2,359,465
Effect of dilutive securities:
Stock options (in shares)	59,699	48,543	57,965
Convertible notes (in shares)	34,657	536,881	753,328
Diluted net income attributable to UBIC, Inc. shareholders (in shares)	3,252,778	3,241,589	3,170,758
Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ 189	¥ 515	¥ 334
Diluted net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ 183	¥ 422	¥ 249